SHARE-BASED COMPENSATION (Details 5) - $ / shares	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020
Investments, Debt and Equity Securities [Abstract]
LTIP Issued And Outstanding, Beginning balance	19,323,878	20,882,355
LTIP Issued And Outstanding, Vesting and Converted		(1,558,477)
LTIP Issued And Outstanding, ending balance	19,323,878	19,323,878
LIC Redeemable Units, beginning balance	725,016	725,016
LIC Redeemable Units, Vesting and Converted
LIC Redeemable Units, ending balance	725,016	725,016
Weighted Average grant date fair Value, Beginning balance	$ 0.52	$ 0.74
Weighted Average grant date fair Value, Vesting and Converted		(3.38)
Weighted Average grant date fair Value, Ending balance	$ 0.52	$ 0.52